EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Income from continuing operations	$ 56,047	$ 63,745	$ 127,534	$ 98,734
Net income attributable to noncontrolling interests		(10,032)		(16,356)
Income from continuing operations attributable to Dole plc	48,099	53,713	124,293	82,378
Income (loss) from discontinued operations, net of income taxes		(11,438)		(25,944)
Net income attributable to Dole plc	$ 80,117	$ 42,275	$ 150,260	$ 56,434
Weighted average number of shares outstanding:
Weighted average shares - basic (in shares)	94,930	94,909	94,930	94,904
Effect of share options with a dilutive effect (in shares)	410	203	355	164
Weighted average shares - diluted (in shares)	95,340	95,112	95,285	95,068
Basic:
Continuing operations (in USD per share)	$ 0.51	$ 0.57	$ 1.31	$ 0.86
Discontinued operations (in USD per share)	0.34	(0.12)	0.27	(0.27)
Net income per share attributable to Dole plc - basic (in USD per share)	0.85	0.45	1.58	0.59
Diluted:
Continuing operations (in USD per share)	0.50	0.56	1.30	0.86
Discontinued operations (in USD per share)	0.34	(0.12)	0.27	(0.27)
Net income per share attributable to Dole plc - diluted (in USD per share)	$ 0.84	$ 0.44	$ 1.57	$ 0.59
Net income attributable to noncontrolling interests	$ (7,948)	$ (10,032)	$ (3,241)	$ (16,356)
Income (loss) from discontinued operations, net of income taxes	$ 32,018	$ (11,438)	$ 25,967	$ (25,944)